UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (95.2%)
42,200	Aaron’s, Inc.	$1,182,022
2,100	AutoZone, Inc.†	889,749
16,500	BorgWarner, Inc.†	1,421,475
73,600	CBS Corp., Class B	3,596,832
24,200	Comcast Corp., Class A	1,013,496
33,000	DIRECTV†	2,033,460
27,100	Discovery Communications, Inc., Class A†	2,092,391
22,000	Dollar Tree, Inc.†	1,118,480
22,900	Expedia, Inc.	1,377,435
41,000	Hibbett Sports, Inc.† (a)	2,275,500
24,900	Home Depot, Inc.	1,929,003
48,600	Interpublic Group of Cos., Inc.	707,130
57,050	Jarden Corp.†	2,495,938
46,100	LKQ Corp.†	1,187,075
21,700	MDC Holdings, Inc.	705,467
67,800	Newell Rubbermaid, Inc.	1,779,750
68,540	Nike, Inc., Class B	4,364,627
13,200	Nordstrom, Inc.	791,208
11,500	Omnicom Group, Inc.	723,005
4,800	Panera Bread Co., Class A†	892,512
24,700	PetSmart, Inc.	1,654,653
8,100	Polaris Industries, Inc.	769,500
1,800	priceline.com, Inc.†	1,488,834
36,700	PulteGroup, Inc.†	696,199
17,800	PVH Corp.	2,225,890
12,400	Ralph Lauren Corp.	2,154,376
63,800	Ross Stores, Inc.	4,134,878
37,600	Ryland Group, Inc.	1,507,760
13,700	Scripps Networks Interactive, Inc., Class A	914,612
25,700	Tiffany & Co.	1,871,988
35,300	Toll Brothers, Inc.†	1,151,839
41,400	Tractor Supply Co.	4,869,054
21,900	Tupperware Brands Corp.	1,701,411
9,200	V.F. Corp.	1,776,152

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
18,400	Viacom, Inc., Class B	$1,252,120
87,800	Walt Disney Co.	5,544,570
30,200	Wolverine World Wide, Inc.	1,649,222

Total Common Stocks (Cost $57,965,951)		67,939,613
Collateral for Securities on Loan (3.1%)
2,197,075	State Street Navigator Prime Portfolio, 0.18%	2,197,075

Total Collateral for Securities on Loan (Cost $2,197,075)		2,197,075
Short-Term Investments (0.8%)
$582,857	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	582,857

Total Short-Term Investments (Cost $582,857)		582,857
Total Investments 99.1% (Cost $60,745,883)		70,719,545
Other Assets Less Liabilities 0.9%		653,114

Net Assets 100.0%		$71,372,659

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Discretionary	95.2%

95.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

June 30, 2013 (Unaudited)

Specialty Stores	15.0%
Movies & Entertainment	9.5%
Broadcasting	9.2%
Apparel, Accessories & Luxury Goods	8.6%
Footwear	8.4%
Housewares & Specialties	8.4%
Apparel Retail	5.8%
Homebuilding	5.7%
Cable & Satellite	4.3%
Internet Retail	4.0%
Home Improvement Retail	2.7%
Advertising	2.0%
Auto Parts & Equipment	2.0%
Distributors	1.7%
Homefurnishing Retail	1.7%
General Merchandise Stores	1.6%
Automotive Retail	1.2%
Restaurants	1.2%
Department Stores	1.1%
Leisure Products	1.1%

95.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.2%)
11,800	Altria Group, Inc.	$412,882
4,500	Boston Beer Co., Inc., Class A† (a)	767,880
3,700	British American Tobacco PLC, ADR	380,878
18,700	Brown-Forman Corp., Class B	1,263,185
13,100	Bunge, Ltd.	927,087
7,600	Casey’s General Stores, Inc.	457,216
101,100	Coca-Cola Co.	4,055,121
6,800	Coca-Cola Enterprises, Inc.	239,088
23,200	Colgate-Palmolive Co.	1,329,128
36,100	Costco Wholesale Corp.	3,991,577
4,600	Energizer Holdings, Inc.	462,346
18,600	Ingredion, Inc.	1,220,532
19,100	J.M. Smucker Co.	1,970,165
4,400	Kimberly-Clark Corp.	427,416
21,800	Lorillard, Inc.	952,224
23,600	McCormick & Co., Inc.	1,660,496
14,000	Mondelez International, Inc.	399,420
42,000	Philip Morris International, Inc.	3,638,040
24,900	Procter & Gamble Co.	1,917,051
51,700	Reynolds American, Inc.	2,500,729
26,500	United Natural Foods, Inc.†	1,430,735
35,700	Wal-Mart Stores, Inc.	2,659,293

Total Common Stocks (Cost $30,185,310)		33,062,489
Collateral for Securities on Loan (2.3%)
750,263	State Street Navigator Prime Portfolio, 0.18%	750,263

Total Collateral for Securities on Loan (Cost $750,263)		750,263
Short-Term Investments (0.4%)
$136,902	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	136,902

Total Short-Term Investments (Cost $136,902)		136,902

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 101.9% (Cost $31,072,475)	$33,949,654
Liabilities Less Other Assets (1.9)%	(647,230)

Net Assets 100.0%	$33,302,424

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Staples	99.2%

99.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

June 30, 2013 (Unaudited)

Tobacco	23.7%
Hypermarkets & Super Centers	20.0%
Soft Drinks	12.9%
Household Products	12.4%
Packaged Foods & Meats	12.1%
Agricultural Products	6.4%
Food Distributors	4.3%
Distillers & Vintners	3.8%
Brewers	2.3%
Food Retail	1.3%

99.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.9%)
93,600	Anadarko Petroleum Corp.	$8,043,048
396,300	Atwood Oceanics, Inc.†	20,627,415
131,700	Bristow Group, Inc.	8,602,644
340,800	Cameco Corp.(a)	7,040,928
231,800	Cameron International Corp.†	14,176,888
501,900	Chevron Corp.	59,394,846
150,600	Cimarex Energy Co.	9,787,494
34,100	CNOOC, Ltd., ADR(a)	5,711,068
495,200	ConocoPhillips	29,959,600
111,400	Core Laboratories NV	16,894,924
771,600	Denbury Resources, Inc.†	13,364,112
102,100	Dresser-Rand Group, Inc.†	6,123,958
294,500	Dril-Quip, Inc.†	26,590,405
251,300	Ensco PLC, Class A	14,605,556
579,600	Exxon Mobil Corp.	52,366,860
477,500	FMC Technologies, Inc.†	26,587,200
180,600	Golar LNG Ltd.(a)	5,759,334
410,300	Halliburton Co.	17,117,716
146,600	LUKOIL OAO, ADR	8,451,490
172,800	Marathon Petroleum Corp.	12,279,168
95,200	National Oilwell Varco, Inc.	6,559,280
288,700	Noble Corp.	10,849,346
306,800	Noble Energy, Inc.	18,420,272
496,200	Oceaneering International, Inc.	35,825,640
212,700	Oil States International, Inc.†	19,704,528
392,450	Phillips 66	23,119,229
119,800	Pioneer Natural Resources Co.	17,341,050
338,200	PVR Partners L.P.	9,232,860
325,000	Rosetta Resources, Inc.†	13,819,000
556,100	RPC, Inc.(a)	7,679,741
794,100	Southwestern Energy Co.†	29,008,473
226,500	Tenaris S.A., ADR(a)	9,121,155
415,700	Tesoro Corp.	21,749,424
301,600	Tetra Technologies, Inc.†	3,094,416

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
378,200	Ultrapar Participacoes S.A., ADR	$9,054,108
753,200	Valero Energy Corp.	26,188,764
325,700	Whiting Petroleum Corp.†	15,011,513

Total Common Stocks (Cost $554,958,977)		639,263,453
Collateral for Securities on Loan (4.6%)
29,727,590	State Street Navigator Prime Portfolio, 0.18%	29,727,590

Total Collateral for Securities on Loan (Cost $29,727,590)		29,727,590
Short-Term Investments (2.3%)
$15,392,665	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	15,392,665

Total Short-Term Investments (Cost $15,392,665)		15,392,665
Total Investments 104.8% (Cost $600,079,232)		684,383,708
Liabilities Less Other Assets (4.8)%		(31,391,086)

Net Assets 100.0%		$652,992,622

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

June 30, 2013 (Unaudited)

Energy	97.9%

97.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

June 30, 2013 (Unaudited)

Oil & Gas Equipment & Services	30.3%
Integrated Oil & Gas	23.0%
Oil & Gas Exploration & Production	20.0%
Oil & Gas Refining & Marketing	12.8%
Oil & Gas Drilling	7.0%
Oil & Gas Storage & Transportation	3.7%
Coal & Consumable Fuels	1.1%

97.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.2%)
6,900	Affiliated Managers Group, Inc.†	$1,131,186
21,200	Aflac, Inc.	1,232,144
14,600	Allstate Corp.	702,552
21,200	American Express Co.	1,584,912
24,600	Aon PLC	1,583,010
31,800	BB&T Corp.	1,077,384
34,200	Brown & Brown, Inc.	1,102,608
46,800	Citigroup, Inc.	2,244,996
12,300	Credicorp, Ltd.	1,573,908
91,000	DFC Global Corp.†	1,256,710
23,200	Discover Financial Services	1,105,248
27,200	Eaton Vance Corp.	1,022,448
13,600	Encore Capital Group, Inc.†	450,296
4,800	Everest Re Group, Ltd.	615,648
34,300	First Cash Financial Services, Inc.†	1,687,903
7,700	Franklin Resources, Inc.	1,047,354
20,300	HCC Insurance Holdings, Inc.	875,133
44,600	Invesco, Ltd.	1,418,280
14,300	Jones Lang LaSalle, Inc.	1,303,302
77,500	JPMorgan Chase & Co.	4,091,225
12,400	M&T Bank Corp.	1,385,700
11,500	McGraw-Hill Cos., Inc.	611,685
23,200	Moody’s Corp.	1,413,576
30,800	Northern Trust Corp.	1,783,320
11,200	PNC Financial Services Group, Inc.	816,704
9,800	RenaissanceRe Holdings Ltd.	850,542
47,900	SEI Investments Co.	1,361,797
15,500	State Street Corp.	1,010,755
4,900	SVB Financial Group†	408,268
14,000	T Rowe Price Group, Inc.	1,024,100
10,800	Travelers Cos., Inc.	863,136
77,700	U.S. Bancorp	2,808,855
32,400	Waddell & Reed Financial, Inc., Class A	1,409,400
113,000	Wells Fargo & Co.	4,663,510

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
16,400	World Acceptance Corp.†	$1,425,816
19,500	WR Berkley Corp.	796,770

Total Common Stocks (Cost $42,832,270)		49,740,181
Short-Term Investments (0.1%)
$54,568	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	54,568

Total Short-Term Investments (Cost $54,568)		54,568
Total Investments 97.3% (Cost $42,886,838)		49,794,749
Other Assets Less Liabilities 2.7%		1,358,606

Net Assets 100.0%		$51,153,355

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

June 30, 2013 (Unaudited)

Financial	96.0%
Consumer Discretionary	1.2%

97.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

June 30, 2013 (Unaudited)

Asset Management & Custody Banks	21.9%
Diversified Banks	17.7%
Consumer Finance	14.7%
Other Diversified Financial Services	12.4%
Regional Banks	7.2%
Insurance Brokers	5.2%
Property & Casualty Insurance	4.6%
Reinsurance	2.9%
Specialized Finance	2.8%
Real Estate Services	2.5%
Life & Health Insurance	2.4%
Multi-line Insurance	1.7%
Publishing	1.2%

97.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (94.2%)
97,700	Abbott Laboratories	$3,407,776
50,975	Actavis, Inc.†	6,434,065
58,085	Alexion Pharmaceuticals, Inc.†	5,357,760
8,600	Allergan, Inc.	724,464
68,090	Amgen, Inc.	6,717,759
15,500	Bayer AG, ADR	1,653,385
25,100	Biogen Idec, Inc.†	5,401,520
148,120	Cambrex Corp.†	2,069,236
54,509	Cerner Corp.†	5,237,770
22,800	CIGNA Corp.	1,652,772
60,310	Computer Programs & Systems, Inc.	2,963,633
101,900	Cubist Pharmaceuticals, Inc.†	4,921,770
17,585	Ensign Group, Inc.	619,344
107,082	Gilead Sciences, Inc.†	5,483,669
35,800	Henry Schein, Inc.†	3,427,850
145,700	HMS Holdings Corp.†	3,394,810
10,200	Illumina, Inc.†	763,368
7,925	Intuitive Surgical, Inc.†	4,014,647
51,300	Johnson & Johnson	4,404,618
32,435	McKesson Corp.	3,713,808
12,400	Mettler-Toledo International, Inc.†	2,494,880
20,680	MWI Veterinary Supply, Inc.†	2,548,603
22,200	Novartis AG, ADR	1,569,762
22,600	Novo Nordisk AS, ADR	3,502,322
369,300	PDL BioPharma, Inc.(a)	2,850,996
50,850	Perrigo Co.	6,152,850
40,000	ResMed, Inc.(a)	1,805,200
34,600	Stryker Corp.	2,237,928
48,300	United Therapeutics Corp.†	3,179,106
21,325	Varian Medical Systems, Inc.†	1,438,371
20,765	Waters Corp.†	2,077,538

Total Common Stocks (Cost $86,733,657)		102,221,580

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (4.3%)
4,621,180	State Street Navigator Prime Portfolio, 0.18%	$4,621,180

Total Collateral for Securities on Loan (Cost $4,621,180)		4,621,180
Short-Term Investments (5.8%)
$6,384,723	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	6,384,723

Total Short-Term Investments (Cost $6,384,723)		6,384,723
Total Investments 104.3% (Cost $97,739,560)		113,227,483
Liabilities Less Other Assets (4.3)%		(4,713,587)

Net Assets 100.0%		$108,513,896

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

June 30, 2013 (Unaudited)

Health Care	94.2%

94.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

June 30, 2013 (Unaudited)

Biotechnology	31.3%
Pharmaceuticals	25.7%
Health Care Technology	10.7%
Health Care Distributors	8.9%
Health Care Equipment	8.7%
Life Sciences Tools & Services	6.8%
Managed Health Care	1.5%
Health Care Facilities	0.6%

94.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.5%)
3,000	3M Co.	$328,050
5,000	Boeing Co.	512,200
3,000	Canadian National Railway Co.	291,810
10,000	Caterpillar, Inc.	824,900
20,000	Crane Co.	1,198,400
20,000	CSX Corp.	463,800
11,000	Danaher Corp.	696,300
5,000	Deere & Co.	406,250
35,000	Delta Air Lines, Inc.	654,850
15,000	Dover Corp.	1,164,900
10,000	Eaton Corp.	658,100
20,000	Fastenal Co.	917,000
15,000	Flowserve Corp.	810,150
25,000	Fluor Corp.	1,482,750
25,000	Foster Wheeler AG†	542,750
15,000	General Cable Corp.	461,250
15,000	General Dynamics Corp.	1,174,950
75,000	General Electric Co.	1,739,250
50,000	Healthcare Services Group, Inc.	1,226,000
7,000	HEICO Corp.	352,590
5,000	Honeywell International, Inc.	396,700
10,000	Hubbell, Inc., Class B	990,000
10,000	IDEX Corp.	538,100
6,400	Jacobs Engineering Group, Inc.†	352,832
5,000	Landstar System, Inc.	257,500
15,000	MSC Industrial Direct Co., Class A	1,161,900
11,000	Norfolk Southern Corp.	799,150
5,000	Pall Corp.	332,150
5,000	Precision Castparts Corp.	1,130,050
10,000	Quanta Services, Inc.†	264,600
8,000	Raytheon Co.	528,960
10,000	Regal-Beloit Corp.	648,400
7,000	Ryder System, Inc.	425,530
20,000	Spirit Aerosystems Holdings, Inc., Class A†	429,600

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
13,000	Union Pacific Corp.	$2,005,640
33,000	United Technologies Corp.	3,067,020
24,000	URS Corp.	1,133,280
5,000	WESCO International, Inc.† (a)	339,800
8,000	WW Grainger, Inc.	2,017,440

Total Common Stocks (Cost $26,160,451)		32,724,902
Collateral for Securities on Loan (1.0%)
333,688	State Street Navigator Prime Portfolio, 0.18%	333,688

Total Collateral for Securities on Loan (Cost $333,688)		333,688
Short-Term Investments (0.6%)
$186,272	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	186,272

Total Short-Term Investments (Cost $186,272)		186,272
Total Investments 101.1% (Cost $26,680,411)		33,244,862
Liabilities Less Other Assets (1.1)%		(362,289)

Net Assets 100.0%		$32,882,573

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

June 30, 2013 (Unaudited)

Industrials	99.5%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

June 30, 2013 (Unaudited)

Aerospace & Defense	23.1%
Trading Companies & Distributors	13.5%
Industrial Machinery	12.3%
Construction & Engineering	11.5%
Railroads	10.8%
Electrical Components & Equipment	8.4%
Industrial Conglomerates	8.4%
Construction & Farm Machinery & Heavy Trucks	3.7%
Diversified Support Services	3.7%
Trucking	2.1%
Airlines	2.0%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.4%)
34,600	Accenture PLC, Class A	$2,489,816
16,100	ACI Worldwide, Inc.†	748,328
41,300	Amdocs, Ltd.	1,531,817
21,575	ANSYS, Inc.†	1,577,132
19,600	Apple, Inc.	7,763,168
21,000	CACI International, Inc., Class A†(a)	1,333,290
34,440	Citrix Systems, Inc.†	2,077,765
28,400	Cognizant Technology Solutions Corp., Class A†	1,778,124
12,100	Coherent, Inc.	666,347
14,700	eBay, Inc.†	760,284
15,700	F5 Networks, Inc.†	1,080,160
5,900	Factset Research Systems, Inc.(a)	601,446
53,225	Fair Isaac Corp.	2,439,302
17,900	Fidelity National Information Services, Inc.	766,836
24,300	Global Payments, Inc.	1,125,576
5,025	Google, Inc., Class A†	4,423,859
38,400	Informatica Corp.†	1,343,232
15,100	Infosys Technologies, Ltd., ADR(a)	621,969
95,840	Insight Enterprises, Inc.†	1,700,202
29,100	International Business Machines Corp.	5,561,301
24,300	Intuit, Inc.	1,483,029
6,080	Mastercard, Inc., Class A	3,492,960
164,300	Mentor Graphics Corp.	3,212,065
29,500	Microsoft Corp.	1,018,635
11,900	MTS Systems Corp.	673,540
69,400	Oracle Corp.	2,131,968
71,000	Perficient, Inc.†	947,140
70,277	ScanSource, Inc.†	2,248,864
45,060	SYNNEX Corp.†	1,905,137
14,300	Syntel, Inc.	899,041
36,300	Total System Services, Inc.	888,624
79,790	VeriFone Systems, Inc.†	1,341,270
24,045	Visa, Inc., Class A	4,394,224

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
21,100	Western Digital Corp.	$1,310,099

Total Common Stocks (Cost $53,890,860)		66,336,550
Collateral for Securities on Loan (3.7%)
2,463,611	State Street Navigator Prime Portfolio, 0.18%	2,463,611
Total Collateral for Securities on Loan (Cost $2,463,611)		2,463,611

Short-Term Investments (0.7%)
$459,888	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	459,888
Total Short-Term Investments (Cost $459,888)		459,888

Total Investments 103.8% (Cost $56,814,359)		69,260,049
Liabilities Less Other Assets (3.8)%		(2,545,576)

Net Assets 100.0%		$66,714,473

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

June 30, 2013 (Unaudited)

Information Technology	99.4%

99.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

June 30, 2013 (Unaudited)

Application Software	20.2%
IT Consulting & Other Services	20.0%
Data Processing & Outsourced Services	19.3%
Computer Hardware	11.6%
Internet Software & Services	9.2%
Technology Distributors	8.8%
Systems Software	4.7%
Computer Storage & Peripherals	2.0%
Electronic Equipment & Instruments	2.0%
Communications Equipment	1.6%

99.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.6%)
10,000	Airgas, Inc.	$954,600
5,000	Albemarle Corp.	311,450
20,000	Aptargroup, Inc.	1,104,200
15,000	Ashland, Inc.	1,252,500
15,000	Bemis Co., Inc.	587,100
10,000	Cabot Corp.	374,200
20,000	Celanese Corp.	896,000
2,500	CF Industries Holdings, Inc.	428,750
100,000	Dow Chemical Co.	3,217,000
65,000	E.I. du Pont de Nemours & Co.	3,412,500
25,000	Eagle Materials, Inc.	1,656,750
25,000	Eastman Chemical Co.	1,750,250
40,000	Ecolab, Inc.	3,407,600
40,000	FMC Corp.	2,442,400
60,000	Freeport-McMoRan Copper & Gold, Inc.	1,656,600
40,000	HB Fuller Co.	1,512,400
70,000	KapStone Paper and Packaging Corp.	2,812,600
55,000	Koppers Holdings, Inc.	2,099,900
70,000	LyondellBasell Industries, Class A	4,638,200
35,000	Methanex Corp.(a)	1,497,650
40,000	Monsanto Co.	3,952,000
4,000	NewMarket Corp.(a)	1,050,240
10,000	Newmont Mining Corp.	299,500
3,000	Norfolk Southern Corp.	217,950
80,000	Nucor Corp.	3,465,600
10,000	Praxair, Inc.	1,151,600
25,000	Reliance Steel & Aluminum Co.	1,639,000
20,000	RPM International, Inc.	638,800
10,000	Sigma-Aldrich Corp.	803,600
35,000	Silgan Holdings, Inc.	1,643,600
120,000	Steel Dynamics, Inc.	1,789,200
5,000	Union Pacific Corp.	771,400
10,000	Valspar Corp.	646,700

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,000	Westlake Chemical Corp.	$964,100

Total Common Stocks (Cost $46,395,318)		55,045,940
Collateral for Securities on Loan (3.8%)
2,109,285	State Street Navigator Prime Portfolio, 0.18%	2,109,285

Total Collateral for Securities on Loan (Cost $2,109,285)		2,109,285
Short-Term Investments (1.1%)
$615,676	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	615,676

Total Short-Term Investments (Cost $615,676)		615,676
Total Investments 103.5% (Cost $49,120,279)		57,770,901
Liabilities Less Other Assets (3.5)%		(1,953,952)

Net Assets 100.0%		$55,816,949

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

June 30, 2013 (Unaudited)

Materials	96.8%
Industrials	1.8%

98.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

June 30, 2013 (Unaudited)

Diversified Chemicals	20.1%
Specialty Chemicals	18.8%
Commodity Chemicals	16.5%
Steel	12.4%
Fertilizers & Agricultural Chemicals	7.8%
Paper Products	5.0%
Metal & Glass Containers	4.9%
Industrial Gases	3.8%
Construction Materials	3.0%
Diversified Metals & Mining	3.0%
Railroads	1.8%
Paper Packaging	1.0%
Gold	0.5%

98.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.2%)
20,900	AES Corp.	$250,591
57,200	American Electric Power Co., Inc.	2,561,416
15,300	American Water Works Co., Inc.	630,819
28,300	Aqua America, Inc.	885,507
19,800	Atmos Energy Corp.	812,988
40,400	Avista Corp.	1,091,608
6,700	Dominion Resources, Inc. of Virginia	380,694
18,400	Duke Energy Corp.	1,242,000
12,400	Hawaiian Electric Industries, Inc.	313,844
13,000	Integrys Energy Group, Inc.	760,890
17,900	Laclede Group, Inc.	817,314
24,900	MDU Resources Group, Inc.	645,159
8,600	NextEra Energy, Inc.	700,728
26,000	PG&E Corp.	1,188,980
15,600	Pinnacle West Capital Corp.	865,332
28,800	SCANA Corp.	1,414,080
9,100	South Jersey Industries, Inc.	522,431
58,900	Southern Co.	2,599,257
20,200	UIL Holdings Corp.	772,650
67,200	Westar Energy, Inc.	2,147,712
84,600	Xcel Energy, Inc.	2,397,564

Total Common Stocks (Cost $22,017,269)		23,001,564
Total Investments 100.2% (Cost $22,017,269)		23,001,564
Liabilities Less Other Assets (0.2)%		(50,650)

Net Assets 100.0%		$22,950,914

The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

June 30, 2013 (Unaudited)

Utilities	90.1%
Telecommunication & Utilities	10.1%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

June 30, 2013 (Unaudited)

Electric Utilities	48.8%
Multi-Utilities	34.3%
Gas Utilities	9.4%
Water Utilities	6.6%
Independent Power Producers & Energy Traders	1.1%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.4%)
14,400	ACC Ltd.*	$296,868
103,000	Adani Ports and Special Economic Zone*	262,994
17,000	Advanced Info Service PCL*	153,687
258,000	AirAsia BHD*	259,599
8,200	Aisin Seiki Co., Ltd.*	313,096
3,988,000	Alam Sutera Realty Tbk PT*	299,611
24,400	Amcor, Ltd.*	225,503
12,000	Ansell, Ltd.*(a)	193,315
161,000	Apollo Tyres, Ltd.*	152,226
420,000	Astra International Tbk PT*	295,254
41,000	Aurizon Holdings, Ltd.*	155,739
5,600	Baidu, Inc., ADR†**(a)	529,368
76,500	Bangkok Dusit Medical Services PCL*	386,473
411,000	Bank Negara Indonesia Persero Tbk PT*	176,900
446,000	Bank Rakyat Indonesia Persero Tbk PT*	346,274
56,000	Bumrungrad Hospital PCL*	137,590
7,700	Canon, Inc.*(a)	252,354
23,287	Celltrion, Inc.*	847,218
650,000	Chaoda Modern Agriculture Holdings, Ltd.† (b)	—
150,000	China Minsheng Banking Corp., Ltd., Class H*	146,068
108,000	China Overseas Land & Investment Ltd.*	279,791
102,000	China Resources Power Holdings Co. Ltd.*	244,240
235,000	CIMB Group Holdings Bhd*	612,606
11,200	Coca-Cola Amatil, Ltd.*	129,764
8,500	Coca-Cola West Co., Ltd.*(a)	150,735
180,000	ComfortDelGro Corp., Ltd.*(a)	258,679
9,400	Commonwealth Bank of Australia*	591,693
300,000	CP ALL PCL*	375,812
65,400	Crown, Ltd.*	720,964
3,100	CSL, Ltd.*	174,147
20,900	Divi’s Laboratories, Ltd. **	349,242
5,200	Don Quijote Co., Ltd.*(a)	252,431
4,200	Doosan Heavy Industries and Construction Co., Ltd.*	155,538
4,700	Dr Reddy’s Laboratories Ltd.*	175,526

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
3,300	East Japan Railway Co.*	$256,847
724,000	Ezion Holdings, Ltd.*	1,207,253
75,000	Galaxy Entertainment Group Ltd.*†	362,869
553,000	Geely Automobile Holdings, Ltd.*	238,840
24,500	HDFC Bank Ltd.*	273,253
37,000	Hengan International Group Co., Ltd.*	399,630
10,100	Honda Motor Co., Ltd.*	375,209
53,900	Hong Leong Bank Bhd*	236,416
1,550	Hyundai Glovis Co., Ltd.*	262,084
3,300	Hyundai Motor Co.*	647,231
250,000	Indomobil Sukses Internasional Tbk PT*	133,033
72,000	Insurance Australia Group, Ltd.*	357,386
70,000	International Container Terminal Services, Inc.*	140,310
12,000	Japan Tobacco, Inc.*	423,570
14,000	JSR Corp.*	283,271
10,000	Kakaku.com, Inc.*	305,371
35,000	Kasikornbank PCL*	213,684
8,000	KDDI Corp.*	416,588
29,200	Korean Reinsurance Co.*	267,470
656,250	Krung Thai Bank PCL*	426,476
4,000	KT&G Corp.*	259,545
11,100	LG Fashion Corp.*	272,989
270	LG Household & Health Care, Ltd.*	131,516
90,000	Luk Fook Holdings International Ltd.*	206,689
228,000	M1, Ltd.*(a)	539,273
70,000	Marubeni Corp.*	467,835
14,700	Maruti Suzuki India Ltd.*	378,389
1,346,000	Media Nusantara Citra Tbk PT*†	422,930
26,000	Medusa Mining, Ltd.*†	37,404
43,000	Mermaid Marine Australia Ltd.*	137,816
4,300	Miraca Holdings, Inc.*	197,598
353,000	Mitra Adiperkasa Tbk PT*	247,835
80,000	Mitsubishi Gas Chemical Co., Inc.*	586,527
17,000	Mitsubishi Tanabe Pharma Corp.*	219,952
1,700	NCSoft Corp.*	239,606
15,000	Nexon Co. Ltd.*†	165,676
7,100	Nidec Corp.*(a)	496,731
7,800	Nippon Telegraph & Telephone Corp.*	406,543
1,950	Nitori Holdings Co., Ltd.*	156,993
1,000	NongShim Co., Ltd.*	231,452

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
11,000	Orica, Ltd.*	$207,355
265,572	PTT Global Chemical PCL*	586,342
66,400	PTT PCL*	714,050
162,000	Puregold Price Club, Inc.*	135,993
7,200	REA Group Ltd.*(a)	181,440
10,600	Rio Tinto, Ltd.*	508,008
63,000	Robinson Department Store PCL*	123,123
2,050	S1 Corp.*	112,452
72,000	SAI Global, Ltd.*(a)	238,510
970	Samsung Electronics Co., Ltd.*	1,133,759
500,000	Shenguan Holdings Group, Ltd.*	234,258
1,800	Shimamura Co., Ltd.*	218,506
17,000	Shionogi & Co., Ltd.*	354,508
278,000	Shun Tak Holdings Ltd.*	133,040
11,000	Siam City Cement PCL*	135,210
90,000	Singapore Telecommunications, Ltd.*	265,675
2,100	SK Telecom Co., Ltd.*	386,201
12,000	Sumitomo Rubber Industries, Ltd.*(a)	195,889
61,000	Telstra Corp., Ltd.*	265,196
4,400	Terumo Corp.*	218,710
190,000	Thai Union Frozen Products PCL*	356,153
6,100	Tokio Marine Holdings, Inc.*	192,485
10,000	Toyo Suisan Kaisha, Ltd.*	332,727
18,500	Toyota Motor Corp.*	1,115,880
58,400	Union Bank of India*	181,977
143,000	United Phosphorus, Ltd.*	327,346
6,000	Wesfarmers, Ltd.*	217,116
18,700	Westpac Banking Corp.*	490,966
47,000	Wipro Ltd.*	275,969
28,600	Yantai Changyu Pioneer Wine Co., Ltd., Class B*	131,243

Total Common Stocks (Cost $31,996,465)		32,901,482
Collateral for Securities on Loan (8.4%)
2,813,054	State Street Navigator Prime Portfolio, 0.18%	2,813,054

Total Collateral for Securities on Loan (Cost $2,813,054)		2,813,054
Short-Term Investments (1.2%)
$391,453	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	391,453

Total Short-Term Investments (Cost $391,453)		391,453

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 108.0% (Cost $35,200,973)	36,105,989
Liabilities Less Other Assets (8.0)%	(2,684,779)

Net Assets 100.0%	$33,421,210

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2013 was 95.8% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2013.

(b)	This security is considered to be illiquid. The value of this security at June 30, 2013 was $0, which represents 0.0% of the Fund’s Net Assets.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Country Composition

June 30, 2013 (Unaudited)

Japan	25.1%
South Korea	14.8%
Australia	14.5%
Thailand	10.9%
India	7.9%
Singapore	6.8%
Indonesia	5.7%
China	4.3%
Hong Kong	4.3%
Malaysia	3.3%
Philippines	0.8%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Discretionary	20.9%
Financial	15.1%
Consumer Staples	10.5%
Industrials	10.1%
Health Care	9.8%
Materials	9.6%
Information Technology	8.7%
Utilities	8.0%
Energy	5.7%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

June 30, 2013 (Unaudited)

Diversified Banks	11.1%
Automobile Manufacturers	9.1%
Pharmaceuticals	4.8%
Wireless Telecommunication Services	4.5%
Oil & Gas Equipment & Services	3.6%
Packaged Foods & Meats	3.5%
Semiconductors	3.4%
Casinos & Gaming	3.2%
Integrated Telecommunication Services	2.8%
Internet Software & Services	2.5%
Commodity Chemicals	2.4%
Integrated Oil & Gas	2.1%
Tobacco	2.0%
Diversified Chemicals	1.8%
Health Care Facilities	1.6%
Property & Casualty Insurance	1.6%
Diversified Metals & Mining	1.5%
Electrical Components & Equipment	1.5%
Trading Companies & Distributors	1.4%
Broadcasting	1.3%
Construction Materials	1.3%
Home Entertainment Software	1.2%
Marine Ports & Services	1.2%
Personal Products	1.2%
Railroads	1.2%
Department Stores	1.1%
Food Retail	1.1%
Hypermarkets & Super Centers	1.1%
Fertilizers & Agricultural Chemicals	1.0%
Life Sciences Tools & Services	1.0%
Tires & Rubber	1.0%
Other Industries (each less than 1%)	20.3%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.6%)
2,100	Adidas AG*	$227,007
7,640	Air Liquide S.A.*	943,539
9,300	Anheuser-Busch InBev NV*	837,308
37,000	ARM Holdings plc*	447,592
9,300	AtoS*	691,158
5,200	BASF SE*	463,806
3,200	BioMerieux**	310,063
8,400	British American Tobacco PLC*	430,832
3,500	Carlsberg A/S, Class B*	312,956
1,400	Christian Dior S.A.*	226,174
12,300	Cie Generale d’Optique Essilor International S.A.*	1,310,415
5,234	Cie Generale des Etablissements Michelin, Class B*	468,003
6,200	Dassault Systemes S.A.*	757,808
21,900	Diageo PLC*	628,011
42,300	DSV A/S*	1,030,433
1,200	Eurofins Scientific*	253,227
4,400	Eutelsat Communications S.A.*	124,833
2,800	Fresenius SE & Co. KGaA*	344,626
17,300	Gerry Weber International AG*	731,380
10,700	Getinge AB*	324,862
8,508	GlaxoSmithKline PLC*	212,668
48,000	Groupe Steria SCA*	663,663
5,800	Heineken NV*	369,179
10,000	Hexagon AB*	267,314
2,000	Hugo Boss AG*	219,918
63,900	Imagination Technologies Group PLC*†(a)	278,518
4,000	Ingenico*	266,177
6,000	Koninklijke Boskalis Westminster*	218,573
6,300	Koninklijke DSM*	410,718
2,800	L’Oreal S.A.*	460,276
5,800	Lenzing AG*	414,584
3,600	Linde AG*	670,851
3,970	LVMH Moet Hennessy Louis Vuitton S.A.*	644,547
16,200	Mersen*	351,698

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
13,100	Nestle S.A.*	$859,627
2,600	Novartis AG*	184,159
5,600	Novo Nordisk AS*	870,589
5,000	Novozymes AS*	160,151
47,900	Petroleum Geo-Services ASA*	584,859
11,000	QIAGEN NV*†	215,242
1,170	Rational AG*	391,695
31,590	Rexam PLC*	229,256
8,000	RHI AG*	278,676
1,000	Richter Gedeon Nyrt*	149,481
3,300	Rubis SCA*	203,079
5,100	Sanofi*	527,241
15,600	SAP AG*	1,139,158
5,200	Schneider Electric S.A.*	377,659
5,810	Schoeller-Bleckmann Oilfield Equipment AG*	591,060
12,600	SES S.A.*	361,010
8,900	Siemens AG*	901,245
7,000	Societe BIC S.A.*	702,232
9,600	Software AG*	286,874
29,300	Statoil ASA*	605,281
34,400	Telenor ASA*	683,288
10,600	Total S.A.*	517,737
4,800	Vallourec S.A.*	243,583
12,600	Voestalpine AG*	445,578
6,700	Yara International ASA*	267,189
1,700	Zodiac Aerospace*	225,100

Total Common Stocks (Cost $27,521,421)		28,313,766
Preferred Stock (1.3%)
4,000	Henkel AG & Co. KGaA*	375,639

Total Preferred Stocks (Cost $291,543)		375,639
Collateral for Securities on Loan (0.9%)
250,168	State Street Navigator Prime Portfolio, 0.18%	250,168

Total Collateral for Securities on Loan (Cost $250,168)		250,168
Short-Term Investments (1.4%)
$424,231	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	424,231

Total Short-Term Investments (Cost $424,231)		424,231

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 100.2% (Cost $28,487,363)	29,363,804
Liabilities Less Other Assets (0.2)%	(53,310)

Net Assets 100.0%	$29,310,494

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2013 was 96.8% of net a assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON Europe Fund

Country Composition

June 30, 2013 (Unaudited)

France	34.4%
Germany	19.7%
Denmark	8.1%
United Kingdom	7.5%
Norway	7.3%
Austria	5.8%
Netherlands	4.1%
Switzerland	3.5%
Belgium	2.9%
Luxembourg	2.1%
Sweden	2.0%
Hungary	0.5%

97.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

June 30, 2013 (Unaudited)

Information Technology	16.4%
Health Care	16.1%
Industrials	15.1%
Consumer Staples	14.7%
Materials	14.5%
Consumer Discretionary	10.2%
Energy	7.9%
Utilities	3.0%

97.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

June 30, 2013 (Unaudited)

Apparel, Accessories & Luxury Goods	7.0%
Pharmaceuticals	6.6%
Application Software	6.5%
Industrial Gases	5.5%
Brewers	5.2%
IT Consulting & Other Services	4.6%
Health Care Supplies	4.5%
Oil & Gas Equipment & Services	4.0%
Integrated Oil & Gas	3.8%
Trucking	3.5%
Industrial Conglomerates	3.1%
Packaged Foods & Meats	2.9%
Electrical Components & Equipment	2.5%
Semiconductors	2.5%
Office Services & Supplies	2.4%
Integrated Telecommunication Services	2.3%
Health Care Equipment	2.2%
Industrial Machinery	2.2%
Distillers & Vintners	2.1%
Specialty Chemicals	1.9%
Electronic Equipment & Instruments	1.8%
Cable & Satellite	1.7%
Diversified Chemicals	1.6%
Life Sciences Tools & Services	1.6%
Personal Products	1.6%
Tires & Rubber	1.6%
Steel	1.5%
Tobacco	1.5%
Commodity Chemicals	1.4%
Household Products	1.3%
Health Care Services	1.2%
Systems Software	1.0%
Other Industries (each less than 1%)	4.8%

97.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.2%)
44,000	ACC Ltd.*	$907,096
6,600	Air Liquide S.A.*	815,099
5,400,000	Alam Sutera Realty Tbk PT*	405,693
10,900	Anheuser-Busch InBev NV*	981,361
20,000	ARM Holdings plc*	241,942
11,000	AtoS*	817,499
100,000	Bangkok Dusit Medical Services PCL*	505,193
23,500	Barrick Gold Corp.**	370,923
11,800	BASF SE*	1,052,483
4,200	Carlsberg A/S, Class B*	375,547
79,000	CCR S.A.**	626,661
70,408	Celltrion, Inc.*	2,561,554
100,000	Centerra Gold, Inc.**	315,679
32,500	CGI Group, Inc., Class A†**	951,792
1,702,000	Chaoda Modern Agriculture Holdings, Ltd. † (b)	—
1,240,000	China Minzhong Food Corp. Ltd.*† (a)	1,016,278
1,200	Christian Dior S.A.*	193,864
39,000	Cia de Saneamento Basico do Estado de Sao Paulo**	403,921
11,800	Cie Generale d’Optique Essilor International S.A.*	1,257,146
6,100	Cie Generale des Etablissements Michelin, Class B*	545,437
302,000	CP ALL PCL*	378,317
6,100	Dassault Systemes S.A.*	745,585
18,100	Diageo PLC*	519,041
50,000	Divi’s Laboratories, Ltd. **	835,507
3,200	Dollarama, Inc.**	223,973
35,000	DSV A/S*	852,604
1,400	Eurofins Scientific*	295,432
1,590,000	Ezion Holdings, Ltd.*	2,651,288
3,300	Fresenius SE & Co. KGaA*	406,166
24,400	Gerry Weber International AG*	1,031,541
58,400	Groupe Steria SCA*	807,457
46,000	Hengan International Group Co., Ltd.*	496,837
23,300	Hexagon AB*	622,841
1,500	Hyundai Glovis Co., Ltd.*	253,630

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
3,400	Hyundai Motor Co.*	$666,844
44,000	Imagination Technologies Group PLC*†	191,781
7,800	Ingenico*	519,045
120,000	International Container Terminal Services, Inc.*	240,532
48,100	Kinross Gold Corp.**	246,514
8,100	KT&G Corp.*	525,578
7,300	Lenzing AG*	521,804
31,000	LIG Insurance Co., Ltd.*	631,500
4,600	Linde AG*	857,198
6,600	LVMH Moet Hennessy Louis Vuitton S.A.*	1,071,539
23,000	Maruti Suzuki India Ltd.*	592,037
176,000	Medusa Mining, Ltd.*	253,196
68,000	Mermaid Marine Australia Ltd.*	217,941
15,000	Mersen*	325,646
78,000	Mitsubishi Gas Chemical Co., Inc.*	571,864
10,400	Nestle S.A.*	682,452
6,600	Novo Nordisk AS, Class B*	1,026,052
59,000	Petroleum Geo-Services ASA*	720,390
347,000	PTT Global Chemical PCL*	766,123
440,000	Puregold Price Club, Inc.*	369,363
14,800	RHI AG*	515,550
110,000	Robinson Department Store PCL*	214,977
4,500	Rubis SCA*	276,926
1,400	Samsung Electronics Co., Ltd.*	1,636,353
16,400	SAP AG*	1,197,577
5,200	Schneider Electric S.A.*	377,659
5,425	Schoeller-Bleckmann Oilfield Equipment AG*	551,894
14,000	SES S.A.*	401,122
10,600	Siemens AG*	1,073,393
6,400	Societe BIC S.A.*	642,040
45,300	Statoil ASA*	935,810
750,000	Supalai PCL*	425,718
35,000	Telenor ASA*	695,205
580,000	Thai Union Frozen Products PCL*	1,087,203
26,000	THK Co. Ltd.*	545,558
40,000	Toray Industries, Inc.*	258,465
11,655	Total S.A.*	569,267
9,500	Toyota Motor Corp.*	573,019
6,300	TransCanada Corp.**(a)	271,241
9,700	Vallourec S.A.*	492,241

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
18,300	Voestalpine AG*	$647,149

Total Common Stocks (Cost $52,034,540)		48,851,153

Preferred Stock (0.9%)
50,000	AES Tiete S.A.**	472,360

Total Preferred Stocks (Cost $517,455)		472,360
Collateral for Securities on Loan (2.2%)
1,107,522	State Street Navigator Prime Portfolio, 0.18%	1,107,522

Total Collateral for Securities on Loan (Cost $1,107,522)		1,107,522
Short-Term Investments (0.4%)
$182,882	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	182,882

Total Short-Term Investments (Cost $182,882)		182,882
Total Investments 100.7% (Cost $53,842,399)		50,613,917
Liabilities Less Other Assets (0.7)%		(356,620)

Net Assets 100.0%		$50,257,297

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2013 was 88.8% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2013.

(b)	This security is considered to be illiquid. The value of this security at June 30, 2013 was $0, which represents 0.0% of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

June 30, 2013 (Unaudited)

France	18.9%
South Korea	12.5%
Germany	11.2%
Thailand	6.8%
Singapore	5.3%
India	4.7%
Norway	4.7%
Canada	4.6%
Denmark	4.5%
Austria	4.4%
Japan	3.8%
China	3.0%
Brazil	2.9%
Belgium	2.0%
Luxembourg	1.4%
Switzerland	1.4%
United Kingdom	1.4%
Philippines	1.2%
Sweden	1.2%
Australia	0.9%
Indonesia	0.8%
Britain	0.5%

98.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

June 30, 2013 (Unaudited)

Materials	15.9%
Information Technology	15.4%
Health Care	13.7%
Consumer Staples	12.9%
Energy	11.3%
Industrials	11.3%
Consumer Discretionary	10.9%
Utilities	3.7%
Financial	3.0%

98.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

June 30, 2013 (Unaudited)

Oil & Gas Equipment & Services	7.8%
Pharmaceuticals	7.1%
Packaged Foods & Meats	5.5%
IT Consulting & Other Services	5.1%
Apparel, Accessories & Luxury Goods	4.6%
Semiconductors	4.1%
Application Software	3.9%
Automobile Manufacturers	3.6%
Industrial Gases	3.3%
Diversified Chemicals	3.2%
Commodity Chemicals	3.1%
Integrated Oil & Gas	3.0%
Construction Materials	2.8%
Brewers	2.7%
Health Care Supplies	2.5%
Gold	2.4%
Electronic Equipment & Instruments	2.3%
Life Sciences Tools & Services	2.3%
Industrial Conglomerates	2.1%
Industrial Machinery	2.1%
Trucking	1.7%
Electrical Components & Equipment	1.4%
Integrated Telecommunication Services	1.4%
Office Services & Supplies	1.3%
Property & Casualty Insurance	1.3%
Steel	1.3%
Highways & Railtracks	1.2%
Tires & Rubber	1.1%
Distillers & Vintners	1.0%
Health Care Facilities	1.0%
Personal Products	1.0%
Tobacco	1.0%
Other Industries (each less than 1%)	9.9%

98.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (65.9%)
$152,000	Altria Group, Inc.	9.25%	08/06/19	$201,308
940,000	American Express Bank FSB(a)	0.49%	06/12/17	926,166
1,000,000	American Express Co.	7.00%	03/19/18	1,203,080
500,000	AmeriGas Finance LLC/AmeriGas Finance Corp.	7.00%	05/20/22	511,250
500,000	AT&T, Inc.	1.40%	12/01/17	486,096
900,000	AT&T, Inc.	5.80%	02/15/19	1,043,825
800,000	Avnet, Inc.	6.00%	09/01/15	861,462
500,000	B/E Aerospace, Inc.	6.88%	10/01/20	540,000
600,000	B/E Aerospace, Inc.	5.25%	04/01/22	597,000
1,000,000	Ball Corp.	5.00%	03/15/22	995,000
950,000	Bank of America NA(a)	0.57%	06/15/17	909,795
300,000	Baxter International, Inc.	5.90%	09/01/16	341,953
950,000	Berkshire Hathaway Finance Corp.(b)	4.25%	01/15/21	1,014,443
700,000	Berkshire Hathaway Finance Corp.	3.00%	05/15/22	677,230
500,000	Bottling Group LLC	5.50%	04/01/16	557,802
500,000	CA, Inc.	5.38%	12/01/19	543,747
500,000	Celgene Corp.	3.25%	08/15/22	474,210
500,000	CenturyLink, Inc., Series T	5.80%	03/15/22	492,500
500,000	CF Industries, Inc.	7.13%	05/01/20	598,183
550,000	CIT Group, Inc.	5.00%	08/15/22	545,875
1,000,000	Citigroup, Inc., FRN(a)	0.55%	11/05/14	993,006
1,000,000	Citigroup, Inc.(a)	0.54%	06/09/16	964,931
450,000	Coca-Cola Co.	4.88%	03/15/19	509,432
500,000	Coca-Cola Co.	3.30%	09/01/21	511,203
450,000	Comcast Cable Holdings, LLC	9.46%	11/15/22	636,767
500,000	Commercial Metals Co.	7.35%	08/15/18	536,250
400,000	Constellation Brands, Inc.	7.25%	09/01/16	454,500
700,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.40%	03/15/17	703,383
500,000	DISH DBS Corp.	7.13%	02/01/16	541,250
900,000	Dollar General Corp.	4.13%	07/15/17	949,304
500,000	Dollar General Corp.	3.25%	04/15/23	456,597
500,000	Ecolab, Inc.	4.35%	12/08/21	527,859

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$300,000	Endo Health Solutions, Inc.	7.00%	07/15/19	$303,000
450,000	Entergy Corp.	3.63%	09/15/15	466,223
500,000	ERP Operating L.P.	5.38%	08/01/16	557,348
500,000	Fiserv, Inc.	4.75%	06/15/21	521,221
400,000	Ford Motor Credit Co., LLC	8.00%	06/01/14	423,054
1,000,000	Gap, Inc.	5.95%	04/12/21	1,106,028
500,000	General Electric Capital Corp.	4.75%	09/15/14	523,891
1,000,000	General Electric Capital Corp.(a)	0.48%	05/11/16	990,100
500,000	Gilead Sciences, Inc.	3.05%	12/01/16	528,510
500,000	Google, Inc.	2.13%	05/19/16	516,719
500,000	Google, Inc.	3.63%	05/19/21	522,547
1,500,000	HCP, Inc.	6.30%	09/15/16	1,703,701
500,000	HCP, Inc.	6.70%	01/30/18	585,222
450,000	Hospira, Inc.	6.05%	03/30/17	481,527
500,000	International Lease Finance Corp.	4.88%	04/01/15	508,125
300,000	Jarden Corp.	7.50%	01/15/20	321,000
800,000	Johnson & Johnson	5.55%	08/15/17	925,995
1,200,000	Johnson & Johnson	2.95%	09/01/20	1,221,883
1,000,000	JPMorgan Chase Bank NA(a)	0.60%	06/13/16	982,394
900,000	Kellogg Co.	4.00%	12/15/20	947,486
300,000	Lennar Corp., Series B	5.60%	05/31/15	315,000
500,000	Life Technologies Corp.	3.50%	01/15/16	520,396
500,000	L Brands, Inc.	5.63%	02/15/22	507,500
1,400,000	Lockheed Martin Corp.	4.25%	11/15/19	1,524,180
1,400,000	Lorillard Tobacco Co.(b)	6.88%	05/01/20	1,608,716
500,000	Masco Corp.	6.13%	10/03/16	540,000
500,000	Mead Johnson Nutrition Co.	4.90%	11/01/19	548,842
300,000	MeadWestvaco Corp.(b)	7.38%	09/01/19	354,915
800,000	Merck & Co., Inc.	6.00%	09/15/17	933,800
300,000	Morgan Stanley	5.38%	10/15/15	321,142
950,000	Morgan Stanley(c)	3.50%	10/15/20	963,729
500,000	National City Corp.	6.88%	05/15/19	598,064
900,000	Novartis Capital Corp.	4.40%	04/24/20	999,377
1,163,000	NVR, Inc.	3.95%	09/15/22	1,130,709
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,018,806
500,000	PepsiCo, Inc.	3.13%	11/01/20	509,082
500,000	Simon Property Group L.P.	5.10%	06/15/15	540,580
1,000,000	Suntrust Banks, Inc.(a)	0.58%	04/01/15	992,230
600,000	Tesoro Corp.	4.25%	10/01/17	615,000

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$300,000	Thermo Fisher Scientific, Inc.	3.20%	03/01/16	$311,383
300,000	Toll Brothers Finance Corp.	4.95%	03/15/14	305,625
600,000	Toll Brothers Finance Corp.	6.75%	11/01/19	678,000
500,000	Torchmark Corp.	6.38%	06/15/16	552,708
450,000	TransDigm, Inc.	7.75%	12/15/18	473,625
500,000	United Parcel Service, Inc.	5.13%	04/01/19	574,926
850,000	Valmont Industries, Inc.	6.63%	04/20/20	969,199
500,000	Ventas Realty L.P. / Ventas Capital Corp.	4.75%	06/01/21	525,273
450,000	Vornado Realty L.P.	4.25%	04/01/15	468,478
300,000	Vulcan Materials Co.	6.50%	12/01/16	324,750
500,000	Wachovia Corp.	5.25%	08/01/14	522,265
500,000	Wachovia Corp.	5.75%	06/15/17	567,552
500,000	Wal-Mart Stores, Inc.	5.38%	04/05/17	569,644
450,000	Wal-Mart Stores, Inc.	4.13%	02/01/19	496,159
700,000	Wal-Mart Stores, Inc.	3.25%	10/25/20	723,572
500,000	Wal-Mart Stores, Inc.	4.25%	04/15/21	545,319
450,000	Windstream Corp.	8.13%	08/01/13	451,125

Total Corporate Bonds (Cost $58,639,770)				59,043,052
U.S. Treasury Obligations (29.2%)
2,000,000	U.S. Treasury Bond	4.50%	02/15/36	2,381,562
2,000,000	U.S. Treasury Bond	2.88%	05/15/43	1,770,000
1,000,000	U.S. Treasury Note	2.13%	08/15/21	995,938
1,500,000	U.S. Treasury Note	1.25%	01/31/19	1,475,976
2,000,000	U.S. Treasury Note	0.13%	12/31/14	1,996,406
1,500,000	U.S. Treasury Note	1.13%	12/31/19	1,437,187
2,000,000	U.S. Treasury Note	0.25%	01/31/15	1,999,610
1,000,000	U.S. Treasury Note	0.38%	02/15/16	995,547
2,000,000	U.S. Treasury Note	0.25%	02/28/15	1,998,516
2,000,000	U.S. Treasury Note	0.38%	03/15/16	1,989,376
2,000,000	U.S. Treasury Note	0.63%	08/31/17	1,958,906
1,000,000	U.S. Treasury Note	3.63%	02/15/20	1,115,547
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,102,500
2,000,000	U.S. Treasury Note	1.88%	08/31/17	2,060,624
2,000,000	U.S. Treasury Note	1.75%	05/15/23	1,873,124

Total U.S. Treasury Obligations (Cost $26,221,717)				26,150,819
Foreign Corporate Bonds (2.2%)
700,000	LyondellBasell Industries	5.00%	04/15/19	761,667

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$800,000	LyondellBasell Industries	6.00%	11/15/21	$898,965
300,000	Telefonica Emisiones SAU	6.42%	06/20/16	329,392

Total Foreign Corporate Bonds (Cost $2,051,335)				1,990,024
Exchange Traded Fund (1.6%)
36,000	SPDR Barclays High Yield Bond ETF(b)			1,421,640

Total Exchange Traded Funds (Cost $1,417,477)				1,421,640
Collateral for Securities on Loan (3.0%)
2,701,170	State Street Navigator Prime Portfolio, 0.18%			2,701,170

Total Collateral for Securities on Loan (Cost $2,701,170)				2,701,170
Short-Term Investments (0.7%)
$653,785	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13			653,785

Total Short-Term Investments (Cost $653,785)				653,785
Total Investments 102.6% (Cost $91,685,254)				91,960,490
Liabilities Less Other Assets (2.6)%				(2,318,934)

Net Assets 100.0%				$89,641,556

The accompanying notes are an integral part of the schedule of investments.

(a)	Floating Rate Security. Rate disclosed is as of June 30, 2013.

(b)	All or a portion of the security was on loan as of June 30, 2013.

(c)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

June 30, 2013 (Unaudited)

Aaa	31.6%
Aa2	5.7%
Aa3	2.9%
A1	6.1%
A2	1.6%
A3	5.3%
Baa1	13.1%
Baa2	10.7%
Baa3	8.0%
Ba1	3.8%
Ba2	3.7%
Ba3	3.1%
B1	1.2%
Caa1	0.5%

97.3%

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (83.7%)
11,800	American Eagle Outfitters, Inc.	$215,468
20,300	Annaly Capital Management, Inc., REIT(a)	255,171
1,000	Apple, Inc.	396,080
6,400	BB&T Corp.	216,832
7,800	BCE, Inc.	319,956
13,700	CA, Inc.	392,231
3,400	Chevron Corp.	402,356
2,000	CNOOC, Ltd., ADR(a)	334,960
3,500	ConocoPhillips	211,750
5,100	Crane Co.	305,592
12,100	Dow Chemical Co.	389,257
6,600	Dr. Pepper Snapple Group, Inc.	303,138
3,400	DST Systems, Inc.	222,122
4,500	Eaton Vance Corp.	169,155
6,500	Ensco PLC, Class A	377,780
5,700	Golar LNG Ltd.	181,773
17,200	Healthcare Services Group, Inc.	421,744
4,800	HollyFrontier Corp.	205,344
3,400	Ingredion, Inc.	223,108
28,300	Interpublic Group of Cos., Inc.	411,765
10,800	JPMorgan Chase & Co.	570,132
5,100	Koppers Holdings, Inc.	194,718
8,200	Lorillard, Inc.	358,176
3,600	LUKOIL OAO, ADR	207,540
4,500	LyondellBasell Industries, Class A	298,170
5,400	Macy’s, Inc.	259,200
1,900	McDonald’s Corp.	188,100
3,600	McGraw-Hill Cos., Inc.	191,484
6,500	Men’s Wearhouse, Inc.	246,025
4,600	Methanex Corp.(a)	196,834
7,000	MTS Systems Corp.	396,200
16,400	Newell Rubbermaid, Inc.	430,500
6,800	Nordstrom, Inc.	407,592
5,100	Norfolk Southern Corp.	370,515

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
5,300	Northern Trust Corp.	$306,870
9,400	Nucor Corp.	407,208
3,600	Oceaneering International, Inc.	259,920
6,300	ONEOK, Inc.	260,253
3,400	Pall Corp.	225,862
4,700	Philip Morris International, Inc.	407,114
9,200	Principal Financial Group, Inc.	344,540
11,500	PVR Partners L.P.	313,950
3,400	Rayonier, Inc., REIT	188,326
9,700	Republic Services, Inc.	329,218
8,900	Reynolds American, Inc.	430,493
18,900	RPC, Inc.(a)	261,009
6,600	South Jersey Industries, Inc.	378,906
19,500	Steel Dynamics, Inc.	290,745
14,200	Total System Services, Inc.	347,616
5,000	Tupperware Brands Corp.	388,450
10,200	U.S. Bancorp	368,730
11,700	UIL Holdings Corp.	447,525
4,700	United Technologies Corp.	436,818
13,100	Valassis Communications, Inc.(a)	322,129
5,500	Waddell & Reed Financial, Inc., Class A	239,250
12,800	Wells Fargo & Co.	528,256
12,700	Westar Energy, Inc.(a)	405,892
10,900	Xcel Energy, Inc.	308,906

Total Common Stocks (Cost $17,506,594)		18,468,754

Preferred Stock (1.6%)
14,100	Discover Financial Services, Series B(a)	353,910

Total Preferred Stocks (Cost $364,908)		353,910

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (9.0%)
$300,000	Altria Group, Inc.	9.95%	11/10/38	444,004
150,000	B/E Aerospace, Inc.	6.88%	10/01/20	162,000
350,000	Commercial Metals Co.	7.35%	08/15/18	375,375
300,000	Gap, Inc.	5.95%	04/12/21	331,808
350,000	L Brands, Inc.	5.63%	02/15/22	355,250

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$300,000	Tesoro Corp.	4.25%	10/01/17	$307,500

Total Corporate Bonds (Cost $2,050,228)				1,975,937
U.S. Treasury Obligation (0.5%)
100,000	U.S. Treasury Bond	4.50%	02/15/36	119,078
Total U.S. Treasury Obligations (Cost $117,118)				119,078

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Call Options Purchased (0.3%)
Discover Financial Services, January 2014, $45	78	41,340
Tractor Supply Co., January 2014, $115	29	31,175

Total Call Options Purchased (Cost $31,906)		72,515

Shares or Principal Amount		Value
Collateral for Securities on Loan (8.3%)
1,832,526	State Street Navigator Prime Portfolio, 0.18%	1,832,526

Total Collateral for Securities on Loan (Cost $1,832,526)		1,832,526
Exchange Traded Funds (2.8%)
2,100	iShares iBoxx Investment Grade Corporate Bond Fund	238,665
9,400	SPDR Barclays High Yield Bond ETF	371,206

Total Exchange Traded Funds (Cost $608,924)		609,871
Total Investments 106.2% (Cost $22,512,204)		23,432,591
Liabilities Less Other Assets (6.2)%		(1,365,296)

Net Assets 100.0%		$22,067,295

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of June 30, 2013.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

June 30, 2013 (Unaudited)

Financial	16.3%
Consumer Discretionary	13.9%
Energy	12.4%
Industrials	9.5%
Utilities	8.3%
Information Technology	8.0%
Materials	8.0%
Consumer Staples	7.7%
Telecommunication & Utilities	1.2%

85.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

June 30, 2013 (Unaudited)

Tobacco	5.4%
Diversified Banks	4.1%
Electric Utilities	3.9%
Housewares & Specialties	3.7%
Integrated Oil & Gas	3.7%
Asset Management & Custody Banks	3.2%
Steel	3.2%
Commodity Chemicals	3.1%
Department Stores	3.0%
Gas Utilities	2.9%
Data Processing & Outsourced Services	2.6%
Other Diversified Financial Services	2.6%
Industrial Machinery	2.4%
Oil & Gas Equipment & Services	2.4%
Publishing	2.3%
Oil & Gas Storage & Transportation	2.2%
Apparel Retail	2.1%
Aerospace & Defense	2.0%
Advertising	1.9%
Diversified Support Services	1.9%
Computer Hardware	1.8%
Diversified Chemicals	1.8%
Electronic Equipment & Instruments	1.8%
Systems Software	1.8%
Oil & Gas Drilling	1.7%
Railroads	1.7%
Consumer Finance	1.6%
Life & Health Insurance	1.6%
Environmental & Facilities Services	1.5%
Oil & Gas Exploration & Production	1.5%
Integrated Telecommunication Services	1.4%
Multi-Utilities	1.4%
Soft Drinks	1.4%
Mortgage REIT’s	1.1%
Agricultural Products	1.0%
Regional Banks	1.0%
Other Industries (each less than 1%)	2.6%

85.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.6%)
11,700	Accenture PLC, Class A	$841,932
12,100	Aon PLC	778,635
4,300	Apple, Inc.	1,703,144
12,700	Caterpillar, Inc.	1,047,623
46,600	CSX Corp.	1,080,654
10,100	Dover Corp.	784,366
19,600	Dril-Quip, Inc.†	1,769,684
11,500	Eaton Corp.	756,815
9,600	FedEx Corp.	946,368
33,700	FMC Technologies, Inc.†	1,876,416
22,500	Hibbett Sports, Inc.†	1,248,750
9,100	International Business Machines Corp.	1,739,101
15,700	Lululemon Athletica, Inc.† (a)	1,028,664
29,600	Nike, Inc., Class B	1,884,928
26,400	Oceaneering International, Inc.	1,906,080
6,000	Panera Bread Co., Class A†	1,115,640
22,700	Questcor Pharmaceuticals, Inc.(a)	1,031,942
12,300	State Street Corp.	802,083
55,600	Steel Dynamics, Inc.	828,996
8,300	Time Warner Cable, Inc.	933,584
27,300	TJX Cos., Inc.	1,366,638
13,400	Tractor Supply Co.	1,575,974
14,500	Union Pacific Corp.	2,237,060
14,800	Valero Energy Corp.	514,596
30,200	Viacom, Inc., Class B	2,055,110
18,900	Waddell & Reed Financial, Inc., Class A	822,150
27,700	Walt Disney Co.	1,749,255
29,400	Wells Fargo & Co.	1,213,338
15,900	Wolverine World Wide, Inc.	868,299

Total Common Stocks (Cost $24,763,794)		36,507,825

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (5.6%)
2,023,643	State Street Navigator Prime Portfolio, 0.18%	$2,023,643

Total Collateral for Securities on Loan (Cost $2,023,643)		2,023,643
Total Investments 106.2% (Cost $26,787,437)		38,531,468
Liabilities Less Other Assets (6.2)%		(2,248,140)

Net Assets 100.0%		$36,283,328

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Discretionary	38.1%
Industrials	19.0%
Energy	16.7%
Information Technology	11.8%
Financial	9.9%
Health Care	2.8%
Materials	2.3%

100.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

June 30, 2013 (Unaudited)

Oil & Gas Equipment & Services	15.3%
Movies & Entertainment	10.5%
Railroads	9.1%
Specialty Stores	7.8%
Footwear	7.6%
IT Consulting & Other Services	7.1%
Computer Hardware	4.7%
Asset Management & Custody Banks	4.5%
Apparel Retail	3.8%
Diversified Banks	3.3%
Restaurants	3.1%
Construction & Farm Machinery & Heavy Trucks	2.9%
Apparel, Accessories & Luxury Goods	2.8%
Pharmaceuticals	2.8%
Air Freight & Logistics	2.6%
Cable & Satellite	2.6%
Steel	2.3%
Industrial Machinery	2.2%
Electrical Components & Equipment	2.1%
Insurance Brokers	2.1%
Oil & Gas Refining & Marketing	1.4%

100.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.8%)
7,300	Accenture PLC, Class A	$525,308
4,800	Aon PLC	308,880
1,900	Apple, Inc.(x)	752,552
7,300	Bed Bath & Beyond, Inc.†	517,570
24,100	Bio-Reference Labs, Inc.† (a)	692,875
4,200	Caterpillar, Inc.(x)	346,458
11,100	Cognizant Technology Solutions Corp., Class A†(x)	694,971
22,000	CSX Corp.	510,180
6,300	Danaher Corp.	398,790
5,200	Dover Corp.	403,832
5,600	Dril-Quip, Inc.†	505,624
4,600	FedEx Corp.	453,468
12,100	FMC Technologies, Inc.†	673,728
13,400	Hibbett Sports, Inc.† (a)	743,700
3,200	International Business Machines Corp.(x)	611,552
14,400	Jarden Corp.†	630,000
800	Mastercard, Inc., Class A	459,600
23,200	Nike, Inc., Class B	1,477,376
7,700	Norfolk Southern Corp.	559,405
9,400	Oceaneering International, Inc.	678,680
4,300	Panera Bread Co., Class A†	799,542
5,600	Questcor Pharmaceuticals, Inc.(a)	254,576
15,100	ResMed, Inc.(a)	681,463
36,700	Steel Dynamics, Inc.	547,197
6,100	Time Warner Cable, Inc.	686,128
11,900	TJX Cos., Inc.(x)	595,714
7,700	Tractor Supply Co.	905,597
1,000	V.F. Corp.	193,060
8,700	Valero Energy Corp.	302,499
8,100	Waddell & Reed Financial, Inc., Class A	352,350
6,000	Walt Disney Co.(x)	378,900
15,000	Wells Fargo & Co.	619,050

Total Common Stocks (Cost $15,056,100)		18,260,625

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (12.8%)
2,345,045	State Street Navigator Prime Portfolio, 0.18%	$2,345,045

Total Collateral for Securities on Loan (Cost $2,345,045)		2,345,045
Short-Term Investments (0.9%)
$165,780	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	165,780

Total Short-Term Investments (Cost $165,780)		165,780
Total Investments 113.5% (Cost $17,566,925)		20,771,450
Liabilities Less Other Assets (13.5)%		(2,475,997)

Net Assets 100.0%		$18,295,453

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2013 (UNAUDITED)

Shares	Short Security	Value
11,700	Arkansas Best Corp.	$268,515
17,000	Gannett Co., Inc.	415,820

Total Securities Sold Short (Proceeds $684,976)		$684,335

The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Discretionary	37.8%
Information Technology	16.6%
Industrials	14.7%
Energy	11.8%
Health Care	8.9%
Financial	7.0%
Materials	3.0%

99.8%

Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

June 30, 2013 (Unaudited)

Oil & Gas Equipment & Services	10.2%
IT Consulting & Other Services	10.0%
Specialty Stores	9.0%
Footwear	8.1%
Railroads	5.8%
Restaurants	4.4%
Computer Hardware	4.1%
Cable & Satellite	3.8%
Health Care Services	3.8%
Health Care Equipment	3.7%
Diversified Banks	3.4%
Housewares & Specialties	3.4%
Apparel Retail	3.3%
Steel	3.0%
Homefurnishing Retail	2.8%
Air Freight & Logistics	2.5%
Data Processing & Outsourced Services	2.5%
Industrial Conglomerates	2.2%
Industrial Machinery	2.2%
Movies & Entertainment	2.1%
Asset Management & Custody Banks	1.9%
Construction & Farm Machinery & Heavy Trucks	1.9%
Insurance Brokers	1.6%
Oil & Gas Refining & Marketing	1.6%
Pharmaceuticals	1.4%
Apparel, Accessories & Luxury Goods	1.1%

99.8%

Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (78.8%)
1,900	3M Co.	$207,765
4,200	Abbott Laboratories	146,496
2,600	Accenture PLC, Class A	187,096
3,600	American Electric Power Co., Inc.	161,208
1,000	Apple, Inc.[x]	396,080
4,800	BB&T Corp.[x]	162,624
2,200	BCE, Inc.	90,244
900	Chevron Corp.	106,506
4,000	Coca-Cola Co.	160,440
5,300	Computer Programs & Systems, Inc.	260,442
1,700	ConocoPhillips[x]	102,850
1,000	Costco Wholesale Corp.	110,570
4,300	CSX Corp.	99,717
1,100	Dover Corp.	85,426
1,600	Dril-Quip, Inc.†	144,464
1,200	E.I. du Pont de Nemours & Co.[x]	63,000
6,200	Emerson Electric Co.	338,148
3,300	Energy Transfer Partners L.P.	166,782
3,400	Fastenal Co.	155,890
2,300	FMC Corp.	140,438
4,100	GameStop Corp., Class A(a)	172,323
1,300	Genuine Parts Co.	101,491
6,300	Hawaiian Electric Industries, Inc.(a)	159,453
4,400	Healthcare Services Group, Inc.	107,888
5,900	Intel Corp.	142,898
1,300	International Business Machines Corp.[x]	248,443
5,300	Invesco, Ltd.	168,540
2,400	Johnson & Johnson	206,064
8,600	JPMorgan Chase & Co.[x]	453,994
3,200	Koppers Holdings, Inc.	122,176
3,100	Lorillard, Inc.	135,408
5,500	LyondellBasell Industries, Class A	364,430
1,100	M&T Bank Corp.	122,925
1,000	MAXIMUS, Inc.	74,480

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
$2,000	MDC Holdings, Inc.	$65,020
7,600	Newell Rubbermaid, Inc.	199,500
2,400	Nike, Inc., Class Bx	152,832
4,100	Nucor Corp.	177,612
3,500	Oceaneering International, Inc.	252,700
300	Oil States International, Inc.†	27,792
900	Parker Hannifin Corp.	85,860
30,000	PDL BioPharma, Inc.(a)	231,600
1,400	Philip Morris International, Inc.	121,268
3,900	PulteGroup, Inc.†	73,983
5,300	Reynolds American, Inc.	256,361
2,500	Ryland Group, Inc.[x]	100,250
2,200	SCANA Corp.	108,020
3,500	Steel Dynamics, Inc.	52,185
2,100	Target Corp.[x]	144,606
1,800	Toll Brothers, Inc.†	58,734
3,200	Tupperware Brands Corp.	248,608
5,400	U.S. Bancorp[x]	195,210
1,400	Union Pacific Corp.[x]	215,992
2,100	United Technologies Corp.[x]	195,174
4,400	Valero Energy Corp.	152,988
600	Visa, Inc., Class A	109,650
3,600	Waddell & Reed Financial, Inc., Class A	156,600
7,400	Walt Disney Co.[x]	467,310
12,900	Wells Fargo & Co.[x]	532,383
8,900	Westar Energy, Inc.	284,444
4,500	Xcel Energy, Inc.	127,530

Total Common Stocks (Cost $8,919,145)		10,660,911

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (12.7%)
$100,000	Altria Group, Inc.	9.25%	08/06/19	132,440
200,000	Berkshire Hathaway, Inc.	3.40%	01/31/22	200,614
200,000	Coca-Cola Co.	3.30%	09/01/21	204,481
200,000	Ecolab, Inc.	4.35%	12/08/21	211,144
200,000	Gap, Inc.	5.95%	04/12/21	221,205
200,000	Johnson & Johnson	5.55%	08/15/17	231,499
100,000	Lockheed Martin Corp.	2.13%	09/15/16	102,089

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$200,000	Thermo Fisher Scientific, Inc.	3.20%	03/01/16	$207,588
200,000	Wal-Mart Stores, Inc.	3.25%	10/25/20	206,735

Total Corporate Bonds (Cost $1,788,606)				1,717,795
U.S. Treasury Obligations (3.6%)
100,000	U.S. Treasury Note	1.25%	01/31/19	98,398
200,000	U.S. Treasury Note	0.63%	08/31/17	195,891
200,000	U.S. Treasury Note	1.13%	12/31/19	191,625

Total U.S. Treasury Obligations (Cost $499,124)				485,914

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Options Purchased (0.4%)
S+P 500 Index, August 2013, $1,550.00	28	58,940

Total Put Options Purchased (Cost $58,614)		58,940

Shares or Principal Amount		Value
Collateral for Securities on Loan (4.0%)
544,730	State Street Navigator Prime Portfolio, 0.18%	544,730

Total Collateral for Securities on Loan (Cost $544,730)		544,730
Short-Term Investments (4.1%)
$549,868	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	549,868

Total Short-Term Investments (Cost $549,868)		549,868
Total Investments 103.6% (Cost $12,360,087)		14,018,158
Liabilities Less Other Assets (3.6)%		(482,657)

Net Assets 100.0%		$13,535,501

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for call options written.

(a)	All or a portion of the security was on loan as of June 30, 2013.

SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

JUNE 30, 2013 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index, August 2013, $1,610.00	15	$48,975

Total Options Written (Premiums received $38,499)		$48,975

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Discretionary	13.3%
Financial	13.2%
Industrials	10.9%
Information Technology	8.6%
Energy	7.1%
Materials	6.8%
Health Care	6.2%
Consumer Staples	5.8%
Utilities	5.7%
Telecommunication & Utilities	1.2%

78.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

June 30, 2013 (Unaudited)

Diversified Banks	5.4%
Electric Utilities	4.5%
IT Consulting & Other Services	3.8%
Tobacco	3.8%
Commodity Chemicals	3.6%
Movies & Entertainment	3.5%
Other Diversified Financial Services	3.4%
Housewares & Specialties	3.3%
Oil & Gas Equipment & Services	3.1%
Computer Hardware	2.9%
Pharmaceuticals	2.6%
Electrical Components & Equipment	2.5%
Asset Management & Custody Banks	2.4%
Railroads	2.4%
Homebuilding	2.2%
Regional Banks	2.1%
Health Care Technology	1.9%
Biotechnology	1.7%
Multi-Utilities	1.7%
Steel	1.7%
Diversified Chemicals	1.5%
Industrial Conglomerates	1.5%
Integrated Oil & Gas	1.5%
Aerospace & Defense	1.4%
Computer & Electronics Retail	1.3%
Industrial Machinery	1.3%
Oil & Gas Storage & Transportation	1.2%
Soft Drinks	1.2%
Trading Companies & Distributors	1.2%
Footwear	1.1%
General Merchandise Stores	1.1%
Oil & Gas Refining & Marketing	1.1%
Semiconductors	1.1%
Other Industries (each less than 1%)	3.8%

78.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.7%)
200	ACI Worldwide, Inc.†	$9,296
292	Ascena Retail Group, Inc.†	5,095
206	Atwood Oceanics, Inc.†	10,722
368	Bio-Reference Labs, Inc.†	10,580
124	Buffalo Wild Wings, Inc.†	12,172
225	Cabot Corp.	8,419
176	Cheesecake Factory, Inc.	7,373
160	Coherent, Inc.	8,811
100	Crane Co.	5,992
110	Dril-Quip, Inc.†	9,932
100	Encore Capital Group, Inc.†	3,311
169	Fair Isaac Corp.	7,745
85	FEI Co.	6,204
130	First Cash Financial Services, Inc.†	6,397
252	GameStop Corp., Class A	10,592
200	HB Fuller Co.	7,562
173	HEICO Corp.	8,714
133	Hibbett Sports, Inc.†	7,382
165	HSN, Inc.	8,864
144	JOS A. Bank Clothiers, Inc.†	5,950
290	KapStone Paper and Packaging Corp.	11,652
438	Kforce, Inc.	6,395
351	Knight Transportation, Inc.	5,904
155	Koppers Holdings, Inc.	5,918
105	Landstar System, Inc.	5,408
80	Mednax, Inc.†	7,326
145	Methanex Corp.	6,205
150	MTS Systems Corp.	8,490
101	NeuStar, Inc., Class A†	4,917
100	PAREXEL International Corp.†	4,594
773	PDL BioPharma, Inc.	5,968
350	Perficient, Inc.†	4,669
51	Portfolio Recovery Associates, Inc.†	7,835
227	Questcor Pharmaceuticals, Inc.	10,319

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
79	Regal-Beloit Corp.	$5,122
145	Rogers Corp.†	6,861
183	Rowan Cos. PLC†	6,235
80	Ryder System, Inc.	4,863
270	SEI Investments Co.	7,676
67	Snap-on, Inc.	5,988
575	Steel Dynamics, Inc.	8,573
139	Steven Madden, Ltd.†	6,725
352	Texas Roadhouse, Inc.	8,807
116	Tidewater, Inc.	6,609
126	Toro Co.	5,722
106	Tupperware Brands Corp.	8,235
176	Waddell & Reed Financial, Inc., Class A	7,656
139	Wolverine World Wide, Inc.	7,591
89	World Acceptance Corp.†	7,738
150	World Fuel Services Corp.	5,997

Total Common Stocks (Cost $322,603)		367,111
Short-Term Investments (3.7%)
$13,880	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/13	13,880

Total Short-Term Investments (Cost $13,880)		13,880
Total Investments 100.4% (Cost $336,483)		380,991
Liabilities Less Other Assets (0.4)%		(1,329)

Net Assets 100.0%		$379,662

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Country Composition

June 30, 2013 (Unaudited)

United States	95.1%
Canada	1.6%

96.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Sector Composition

June 30, 2013 (Unaudited)

Consumer Discretionary	23.4%
Information Technology	15.0%
Industrials	14.3%
Materials	12.7%
Financial	10.7%
Energy	10.4%
Health Care	10.2%

96.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

June 30, 2013 (Unaudited)

Restaurants	7.5%
Consumer Finance	6.6%
Electronic Equipment & Instruments	6.2%
Commodity Chemicals	5.4%
Health Care Services	4.7%
Application Software	4.5%
Oil & Gas Drilling	4.5%
Oil & Gas Equipment & Services	4.4%
Trucking	4.3%
Asset Management & Custody Banks	4.0%
Footwear	3.8%
Industrial Machinery	3.1%
Paper Products	3.1%
Apparel Retail	2.9%
Computer & Electronics Retail	2.8%
Pharmaceuticals	2.7%
Aerospace & Defense	2.3%
Catalog Retail	2.3%
Steel	2.3%
Housewares & Specialties	2.2%
Specialty Chemicals	2.0%
Specialty Stores	1.9%
Electronic Components	1.8%
Human Resource & Employment Services	1.7%
Biotechnology	1.6%
Oil & Gas Refining & Marketing	1.6%
Construction & Farm Machinery & Heavy Trucks	1.5%
Data Processing & Outsourced Services	1.3%
Electrical Components & Equipment	1.3%
Internet Software & Services	1.2%
Life Sciences Tools & Services	1.2%

96.7%

Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 18 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) and ICON Opportunities Fund (“Opportunities Fund”).

All Funds, except the Opportunities Fund, offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2013, the Asia-Pacific Fund had a significant weighting in Japan, the Europe Fund had a significant weighting in France, the ICON Fund and the Long/Short Fund had a significant weighting in the Consumer Discretionary sector, the Energy Fund had a significant weighting in the Oil & Gas Equipment & Services industry, the Healthcare Fund had a significant weighting in the Pharmaceutical and Biotechnology industries, and the Utilities Fund had a significant weighting in the Multi-Utilities and Electric Utilities industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be commercially remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2013:

ICON Advisers

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*(a)
Assets
Common Stocks	$67,939,613	$—	$—	$67,939,613
Collateral for Securities on Loan	—	2,197,075	—	2,197,075
Short-Term Investments	—	582,857	—	582,857

Total	$67,939,613	$2,779,932	$—	$70,719,545

ICON Consumer Staples Fund*(a)
Assets
Common Stocks	$33,062,489	$—	$—	$33,062,489
Collateral for Securities on Loan	—	750,263	—	750,263
Short-Term Investments	—	136,902	—	136,902

Total	$33,062,489	$887,165	$—	$33,949,654

ICON Energy Fund*(a)
Assets
Common Stocks	$639,263,453	$—	$—	$639,263,453
Collateral for Securities on Loan	—	29,727,590	—	29,727,590
Short-Term Investments	—	15,392,665	—	15,392,665

Total	$639,263,453	$45,120,255	$—	$684,383,708

ICON Financial Fund*(a)
Assets
Common Stocks	$49,740,181	$—	$—	$49,740,181
Short-Term Investments	—	54,568	—	54,568

Total	$49,740,181	$54,568	$—	$49,794,749

ICON Healthcare Fund*(a)
Assets
Common Stocks	$102,221,580	$—	$—	$102,221,580
Collateral for Securities on Loan	—	4,621,180	—	4,621,180
Short-Term Investments	—	6,384,723	—	6,384,723

Total	$102,221,580	$11,005,903	$—	$113,227,483

ICON Industrials Fund*(a)
Assets
Common Stocks	$32,724,902	$—	$—	$32,724,902
Collateral for Securities on Loan	—	333,688	—	333,688
Short-Term Investments	—	186,272	—	186,272

Total	$32,724,902	$519,960	$—	$33,244,862

	Level 1	Level 2	Level 3	Total
ICON Information Technology Fund*(a)
Assets
Common Stocks	$66,336,550	$—	$—	$66,336,550
Collateral for Securities on Loan	—	2,463,611	—	2,463,611
Short-Term Investments	—	459,888	—	459,888

Total	$66,336,550	$2,923,499	$—	$69,260,049

ICON Materials Fund*(a)
Assets
Common Stocks	$55,045,940	$—	$—	$55,045,940
Collateral for Securities on Loan	—	2,109,285	—	2,109,285
Short-Term Investments	—	615,676	—	615,676

Total	$55,045,940	$2,724,961	$—	$57,770,901

ICON Utilities Fund*(a)
Assets
Common Stocks	$23,001,564	$—	$—	$23,001,564

Total	$23,001,564	$—	$—	$23,001,564

ICON Asia-Pacific Region Fund*(a)
Assets
Common Stocks
Japan	$—	$8,356,032	$—	$8,356,032
South Korea	—	4,947,061	—	4,947,061
Australia	—	4,832,322	—	4,832,322
Thailand	—	3,608,600	—	3,608,600
India	349,242	2,324,548	—	2,673,790
Singapore	—	2,270,880	—	2,270,880
Indonesia	—	1,921,837	—	1,921,837
Other Countries	529,368	3,761,592	—	4,290,960
Collateral for Securities on Loan	—	2,813,054	—	2,813,054
Short-Term Investments	—	391,453	—	391,453

Total	$878,610	$35,227,379	$—	$36,105,989

ICON Europe Fund*(b)
Assets
Common Stocks
France	$310,063	$9,704,922	$—	$10,014,985
Germany	—	5,376,560	—	5,376,560
Denmark	—	2,374,129	—	2,374,129
United Kingdom	—	2,226,877	—	2,226,877
Norway	—	2,140,617	—	2,140,617
Austria	—	1,729,898	—	1,729,898
Other Countries	—	4,450,700	—	4,450,700
Preferred Stock	—	375,639	—	375,639
Collateral for Securities on Loan	—	250,168	—	250,168
Short-Term Investments	—	424,231	—	424,231

Total	$310,063	$29,053,741	$ —	$29,363,804

	Level 1	Level 2	Level 3	Total
ICON International Equity Fund*(c)
Assets
Common Stocks
France	$—	$9,456,450	$—	$9,456,450
South Korea	—	6,275,459	—	6,275,459
Germany	—	5,618,358	—	5,618,358
Thailand	—	3,377,531	—	3,377,531
Singapore	—	2,651,288	—	2,651,288
Other Countries	4,246,211	17,225,856	—	21,472,067
Preferred Stock	472,360	—	—	472,360
Collateral for Securities on Loan	—	1,107,522	—	1,107,522
Short-Term Investments	—	182,882	—	182,882

Total	$4,718,571	$45,895,346	$—	$50,613,917

ICON Bond Fund*(a)
Assets
Corporate Bonds	$—	$59,043,052	$—	$59,043,052
U.S. Treasury Obligations	—	26,150,819	—	26,150,819
Foreign Corporate Bonds	—	1,990,024	—	1,990,024
Exchange Traded Fund	1,421,640	—	—	1,421,640
Collateral for Securities on Loan	—	2,701,170	—	2,701,170
Short-Term Investments	—	653,785	—	653,785

Total	$1,421,640	$90,538,850	$—	$91,960,490

ICON Equity Income Fund*(a)
Assets
Common Stocks	$18,468,754	$—	$—	$18,468,754
Preferred Stock	353,910	—	—	353,910
Corporate Bonds	—	1,975,937	—	1,975,937
U.S. Treasury Obligation	—	119,078	—	119,078
Call Options Purchased	72,515	—	—	72,515
Collateral for Securities on Loan	—	1,832,526	—	1,832,526
Exchange Traded Funds	609,871	—	—	609,871

Total	$19,505,050	$3,927,541	$—	$23,432,591

ICON Fund*(a)
Assets
Common Stocks	$36,507,825	$—	$—	$36,507,825
Collateral for Securities on Loan	—	2,023,643	—	2,023,643

Total	$36,507,825	$2,023,643	$—	$38,531,468

ICON Long/Short Fund*(a)
Assets
Common Stocks	$18,260,625	$—	$—	$18,260,625
Collateral for Securities on Loan	—	2,345,045	—	2,345,045
Short-Term Investments	—	165,780	—	165,780

Total	$18,260,625	$2,510,825	$—	$20,771,450

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(684,335)	$—	$—	$(684,335)

Total	$(684,335)	$—	$—	$(684,335)

ICON Risk-Managed Balanced Fund*(a)
Assets
Common Stocks	$10,660,911	$—	$—	$10,660,911
Corporate Bonds	—	1,717,795	—	1,717,795
U.S. Treasury Obligations	—	485,914	—	485,914
Put Options Purchased	58,940	—	—	58,940
Collateral for Securities on Loan	—	544,730	—	544,730
Short-Term Investments	—	549,868	—	549,868

Total	$10,719,851	$3,298,307	$—	$14,018,158

Liabilities
Written Call Options	$(48,975)	$—	$—	$(48,975)

Total	$(48,975)	$—	$—	$(48,975)

ICON Opportunities Fund*(a)
Assets
Common Stocks	$367,111	$—	$—	$367,111
Short-Term Investments	—	13,880	—	13,880

Total	$367,111	$13,880	$—	$380,991

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.
(a)	For the period ended June 30, 2013, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $310,063 were transferred from Level 2 to Level 1 during the period ended June 30, 2013. At September 30, 2012, these securities were valued using fair value adjustment factors; at June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended June 30, 2013.
(c)	Common stocks valued at $525,578 were transferred from Level 1 to Level 2 during the period ended June 30, 2013. At September 30, 2012, these securities were valued using fair value adjustment factors; at June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the period ended June 30, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2013 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/12	$57,841
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	(57,841)
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 6/30/13	$—

Net change in unrealized appreciation/(depreciation) on Investments held at 6/30/13	$(57,841)

ICON International Equity Fund
Beginning balance 9/30/12	$151,454
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	(151,454)
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 6/30/13	$—

Net change in unrealized appreciation/(depreciation) on Investments held at 6/30/13	$(151,454)

Fund Share Valuation

Fund shares are sold and redeemed on a continual basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2013 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of June 30, 2013, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended June 30, 2013, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	8	$13,806
Options written during period	109	185,263
Options closed during period	(102)	(160,570)

Options outstanding, end of period	15	$38,499

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2013, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but gives up other rights including the right to vote proxies. The Funds also receive income for the loan. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

As of June 30, 2013, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Consumer Discretionary Fund	$2,120,655	$2,197,075
ICON Consumer Staples Fund	729,486	750,263
ICON Energy Fund	28,985,521	29,727,590
ICON Healthcare Fund	4,423,386	4,621,180
ICON Industrials Fund	322,810	333,688
ICON Information Technology Fund	2,428,870	2,463,611
ICON Materials Fund	2,046,511	2,109,285
ICON Asia-Pacific Region Fund	2,671,836	2,813,054
ICON Europe Fund	229,557	250,168
ICON International Equity Fund	1,019,887	1,107,522
ICON Bond Fund	2,486,107	2,701,170
ICON Equity Income Fund	1,791,778	1,832,526
ICON Fund	1,957,576	2,023,643
ICON Long/Short Fund	2,253,983	2,345,045
ICON Risk-Managed Balanced Fund	535,207	544,730

The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2013. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Consumer Staples Fund, the Utilities Fund, the Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 16, 2013

By (Signature and Title)*	/s/ Carrie Schoffman

Carrie Schoffman, Chief Financial Officer and Treasurer (Principal Financial Officer and Treasurer)

Date August 16, 2013

*	Print the name and title of each signing officer under his or her signature.